Short-term borrowing	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term borrowing
1 1 .	Short-term borrowing

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Bank borrowing (1)	30,000	50,000

(1)
On March 31,2022, the Group entered into an eighteen-month facility agreement with a bank with a maximum borrowing credit of RMB50,000 and renewed to March 20, 2026 on September 20, 2024. The Group pledged the accounts receivables to guarantee their performance of the obligation under the facility agreement, besides, the Company and Huiye Tianze act as the guarantors, bearing joint and several guaranty liability of the facility. The Group obtained short-term borrowings to support its operation. The borrowings
bear interest rate of 3.20% per annum for the years ended December 31, 2023 and 2024
, and mature from March to May 2025
.